Condensed Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Capital in Excess of Par Value	Distributions in Excess of Retained Earnings	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2021	$ 5,144,129	$ 2,738	$ 5,745,692	$ (602,137)	$ (2,164)
Balance (in shares) at Dec. 31, 2021		273,806,225
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	327,901			327,901
Other comprehensive income (loss)	31,685				31,685
Issuance of common stock, net of costs	249,606	$ 86	249,520
Issuance of common stock, net of costs (shares)		8,607,771
Equity-based compensation	12,541	$ 3	12,426	112
Equity-based compensation (shares)		473,798
Shares repurchased under stock compensation plan	$ (6,271)		(4,307)	(1,964)
Shares repurchased under stock compensation plan (in shares)	(202,796)	(202,796)
Dividends, Common Stock, Stock	$ (333,273)			(333,273)
Balance at Dec. 31, 2022	5,426,318	$ 2,827	6,003,331	(609,361)	29,521
Balance (in shares) at Dec. 31, 2022		282,684,998
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	25,787			25,787
Other comprehensive income (loss)	(11,425)				(11,425)
Equity-based compensation	975		975
Balance at Feb. 02, 2023	$ 5,441,655	$ 2,827	$ 6,004,306	$ (583,574)	$ 18,096
Balance (in shares) at Feb. 02, 2023		282,684,998